A summary of accounts payable and accrued liabilities is as follows: (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable	$ 23,404,129	$ 25,247,351
Accrued liabilities	9,419,191	9,143,870
Net	$ 32,823,320	$ 34,391,221